CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total		Common Stock	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balances at Dec. 31, 2009	$ 303,411			$ 337,115	$ (29,972)	$ (3,732)
Beginning Balances (in shares) at Dec. 31, 2009			1
Net loss	(53,475)				(53,475)
Currency translation adjustment	(2,820)	[1]				(2,820)
Unrealized gain (loss) on derivatives, net of tax	5,445					5,445
Common stock issued for pre-emptive rights	80			80
Warrant exercises	2,306			2,306
Stock option exercises and vesting of restricted stock	192			192
Stock-based compensation expense	6,429			6,429
Taxes withheld on restricted stock	(242)			(242)
Repurchase of warrants	(1,608)			(1,608)
Ending Balances at Dec. 31, 2010	259,718		7	344,272	(83,447)	(1,107)
Ending Balances (in shares) at Dec. 31, 2010			1
Net loss	(23,637)				(23,637)
Currency translation adjustment	(3,561)	[1]				(3,561)
Unrealized gain (loss) on derivatives, net of tax	(7,764)					(7,764)
Stock-based compensation expense	2,356			2,356
Taxes withheld on restricted stock	(23)			(23)
Repurchase of common stock	(13,645)			(13,645)
Ending Balances at Dec. 31, 2011	213,444		7	332,960	(107,084)	(12,432)
Ending Balances (in shares) at Dec. 31, 2011			1
Net loss	(12,947)				(12,947)
Currency translation adjustment	98	[1]				98
Unrealized gain (loss) on derivatives, net of tax	5,689					5,689
Stock-based compensation expense	3,623			3,623
Taxes withheld on restricted stock	(11)			(11)
Ending Balances at Dec. 31, 2012	$ 209,896		$ 7	$ 336,572	$ (120,031)	$ (6,645)
Ending Balances (in shares) at Dec. 31, 2012			1

[1]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.